Average Annual Total Returns - Government Cash Managed Shares - DWS Government and Agency Securities Portfolio - Government Cash Managed Shares	Class Inception	1 Year	5 Years	10 Years
Total	Feb. 16, 2007	0.28%	0.88%	0.44%